Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
FFELP Loans	$ 3,251	$ 3,461	$ 3,345
Private Education Loans	2,481	2,429	2,353
Other loans	16	21	30
Cash and investments	21	19	26
Total interest income	5,769	5,930	5,754
Total interest expense	2,561	2,401	2,275
Net interest income	3,208	3,529	3,479
Less: provisions for loan losses	1,080	1,295	1,419
Net interest income after provisions for loan losses	2,128	2,234	2,060
Other income (loss):
Gains (losses) on loans and investments, net		(35)	325
Losses on derivative and hedging activities, net	(628)	(959)	(361)
Servicing revenue	279	283	311
Contingency revenue	356	333	330
Gains on debt repurchases	145	38	317
Other	92	69	5
Total other income (loss)	244	(271)	927
Expenses:
Salaries and benefits	457	493	535
Other operating expenses	440	512	595
Total operating expenses	897	1,005	1,130
Goodwill and acquired intangible assets impairment and amortization expense	27	21	543
Restructuring and other reorganization expenses	11	12	85
Total expenses	935	1,038	1,758
Income from continuing operations, before income tax expense	1,437	925	1,229
Income tax expense	498	328	500
Net income (loss) from continuing operations	939	597	729
Income (loss) from discontinued operations, net of tax expense (benefit)	(2)	35	(199)
Net income	937	632	530
Less: net loss attributable to noncontrolling interest	(2)	(1)
Net income (loss) attributable to SLM Corporation	939	633	530
Preferred stock dividends	20	18	72
Net income (loss) attributable to SLM Corporation common stock	$ 919	$ 615	$ 458
Basic earnings (loss) per common share attributable to SLM Corporation:
Continuing operations	$ 1.93	$ 1.12	$ 1.35
Discontinued operations		$ 0.07	$ (0.41)
Total	$ 1.93	$ 1.19	$ 0.94
Average common shares outstanding	476	517	487
Diluted earnings (loss) per common share attributable to SLM Corporation:
Continuing operations	$ 1.90	$ 1.11	$ 1.35
Discontinued operations		$ 0.07	$ (0.41)
Total	$ 1.90	$ 1.18	$ 0.94
Average common and common equivalent shares outstanding	483	523	488
Dividends per common share attributable to SLM Corporation	$ 0.50	$ 0.30